OPERATING SEGMENTS - Information about Major Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [line items]
Revenue	$ 1,561.0	$ 1,612.2
Percentage of total metal sales	93.10%	71.90%
Revenue (Note 8)	$ 1,561.0	$ 1,612.2
Customer One
Disclosure of major customers [line items]
Revenue	394.6	371.8
Revenue (Note 8)	394.6	371.8
Customer Two
Disclosure of major customers [line items]
Revenue	365.6	320.5
Revenue (Note 8)	365.6	320.5
Customer Three
Disclosure of major customers [line items]
Revenue	334.7	275.0
Revenue (Note 8)	334.7	275.0
Customer Four
Disclosure of major customers [line items]
Revenue	199.7	192.3
Revenue (Note 8)	199.7	192.3
Customer Five
Disclosure of major customers [line items]
Revenue	158.9	0.0
Revenue (Note 8)	158.9	0.0
Total sales to customers exceeding 10% of annual metal sales
Disclosure of major customers [line items]
Revenue	1,453.5	1,159.6
Revenue (Note 8)	$ 1,453.5	$ 1,159.6